Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Net expenses (income) and receivables (payables) from related party
The below table provides a summary of revenues and expenses for transactions with Seadrill for the years ended December 31, 2018, 2017 and 2016.

(In US$ millions)	2018	2017	2016
Related party inventory sales (a)	$3.2	$2.2	$1.4
Rig operating costs (b)	1.4	4.9	10.9
Total related party operating revenues	$4.6	$7.1	$12.3

Management and technical support fees (c) (d)	$70.6	$74.5	$62.8
Rig operating costs (e)	0.8	22.9	24.9
Bareboat charter arrangement (f)	—	2.8	9.5
Related party inventory purchases (a)	0.7	1.0	2.0
Total related party operating expenses	$72.1	$101.2	$99.2

Interest expense recognized on deferred contingent consideration (k)	$(3.1)	$(4.2)	$(5.2)
Related party interest expense (g)	(1.4)	(4.7)	(10.1)
Losses on related party derivatives (h)	—	(1.3)	(4.1)
Related party commitment fee (i)	—	(1.3)	(2.0)
Total related party financial items	$(4.5)	$(11.5)	$(21.4)
The below table provides a summary of amounts due to or from Seadrill at December 31, 2018 and December 31, 2017.

(In US$ millions)	2018	2017
Trading balances due from Seadrill and subsidiaries (j)	$6.4	$24.2
Total related party receivables	$6.4	$24.2

(In US$ millions)	2018	2017
Trading balances due to Seadrill and subsidiaries (j)	$(126.3)	$(157.0)
Deferred and contingent consideration to related party - short term portion (k)	(37.5)	(41.7)
Deferred and contingent consideration to related party - long term portion (k)	(21.5)	(46.0)
West Vencedor Loan Agreement with Seadrill (l)	—	(24.7)
Total related party payables	$(185.3)	$(269.4)
(a) Related party inventory sales and purchases
Revenue and expenses from the sale and purchase of inventories and spare parts from Seadrill.
(b) Rig operating costs charged to Seadrill
Seadrill Partners has charged to Seadrill Limited, through its Nigerian service company, certain services including the provision of onshore and offshore personnel, which was provided for the West Jupiter drilling rig operating in Nigeria. We charged Seadrill on a cost plus mark-up basis for these services. The mark-up charged was approximately 5%. This arrangement ended during 2018.
Service agreements
(c) Management and administrative services agreement
Seadrill provides us with services covering functions including general management, information systems, accounting & finance, human resources, legal and commercial. We are charged for these services on a cost plus mark-up basis. During the year ended December 31, 2018, the mark-up we were charged for these services ranged from 4.85% to 8%. The agreement has an indefinite term but we can terminate it for convenience by providing 90 days written notice.
(d) Operations and technical supervision agreements
In addition, certain subsidiaries of Seadrill Partners are in advisory, technical, and/or administrative services agreements with subsidiaries of Seadrill. The services provided by our subsidiaries are charged at cost plus service fee equal to approximately 5% of costs and expenses incurred in connection with providing these services.
(e) Rig operating costs charged by Seadrill
Seadrill provided onshore support and crew for the West Polaris during its operations in Angola, which ended in July 2017. We were charged for these services on a cost plus mark-up basis. The mark-up we were charged was approximately 5%. During the year ended December 31, 2017 we also received similar services from Seadrill for the West Vencedor.
(f) Bareboat charter arrangement
Seadrill previously acted as an intermediate charterer for the West Aquarius during its contract with Hibernia. The contract ended on April 19, 2017. Seadrill also acted as an intermediate charterer for the T-15 and T-16 until December 2016.
(g) Interest expense charged by Seadrill
Interest expense charged by Seadrill for our related party loan arrangement. Please read Note 12 – "Debt" for a description of the loan facility.
(h) Loss on related party derivatives
Losses on related party interest rate swaps previously held to mitigate interest rate exposures on the West Vela facility, West Polaris facility and Tender Rig facility. See Note 15 – "Risk management and financial instruments" for a description of these interest rate swaps. These swaps were canceled in September 2017 when Seadrill filed for Chapter 11.
(i) Related party commitment fee
Seadrill previously provided us with a revolving credit facility of $100 million. We were charged an interest rate of LIBOR of 5% for any amounts drawn under the facility and a commitment fee of 2% for any unused portion. The facility was canceled in August 2017 as part of the amendments to our bank financing agreements.
(j) Trading balances
Receivables and payables with Seadrill Partners and its subsidiaries are comprised of management fees, advisory and administrative services, and other items including accrued interest. In addition, certain receivables and payables arise when we pay an invoice on behalf of Seadrill Partners or its subsidiaries and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill Partners and its subsidiaries are unsecured and are intended to be settled in the ordinary course of business.
(k) Deferred consideration to related party
We have deferred and contingent consideration liabilities to Seadrill from the acquisition of the West Vela and West Polaris.
On the West Vela we are required to pay to Seadrill $42k per day for mobilization and a further $40k per day adjusted for utilization over the remaining contract term with BP, which runs until November 2020.
On the West Polaris we agreed to pay Seadrill 100% of dayrate earned above $450k per day for the remainder of the contract with ExxonMobil and 50% of the dayrate earned above $450k per day on any subsequent contract until March 2025. We also issued a $50 million note ("Sellers Credit") that is payable in March 2021. Payment in kind interest of 6.5% per year is accreted to the note. If the average dayrate earned by the West Polaris is less than $450k per day during the period March 2018 to March 2021, then the value of the note is reduced by the difference between the actual dayrate earned during the period and the amount that would have been earned if the average dayrate earned had been $450k per day.
The below table sets out the fair value of the liabilities at December 31, 2018 and December 31, 2017.

(In US$ millions)	2018	2017
West Vela
Mobilization due to Seadrill	$31.2	$44.2
Seadrill share of dayrate from BP contract	27.0	38.6
	58.2	82.8
West Polaris
Seadrill share of dayrate from ExxonMobil contract ("Earnout 1")	—	4.2
Seadrill share of dayrate from subsequent contracts ("Earnout 2")	0.8	0.7
	0.8	4.9

Total	$59.0	$87.7

These liabilities are presented in our Consolidated Balance Sheets as follows:

(In US$ millions)	2018	2017
Current portion of deferred and contingent consideration to related party	$37.5	$41.7
Non-current portion of deferred and contingent consideration to related party	21.5	46.0
Total	$59.0	$87.7